Interest income - Disclosure of interest income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of Interest Income [Abstract]
Bank deposits	$ 56,612		$ 8,772	$ 25,547
Financial assets at amortized cost	587		1,187	2,206
Other interest income			21	25
Interest income	$ 57,199	$ 1,861	$ 9,980	$ 27,778